Revenue From Contracts With Customers - Schedule of Revenue Allocated to the Relevant Business Unit (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue		€ 2,627	€ 2,001	€ 2,030
2025 [member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue		2,627
Gross Revenue		2,610
2024 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue			2,001
Gross Revenue			1,999
2023 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue				2,030
Gross Revenue				2,029
Media [Member] | 2025 [member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue		977
Media [Member] | 2024 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue			914
Media [Member] | 2023 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue				967
Networks [Member] | 2025 [member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue		1,633
Networks [Member] | 2024 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue			1,085
Networks [Member] | 2023 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue				1,062
Other Units [Member] | 2025 [member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue	[1]	€ 17
Other Units [Member] | 2024 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue	[1]		€ 2
Other Units [Member] | 2023 [Member]
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Revenue	[1]			€ 1

[1]	Other includes revenue not directly applicable to SES Video or SES Networks